MFS(R)/SUN LIFE SERIES TRUST:

                                 RESEARCH SERIES

                          RESEARCH INTERNATIONAL SERIES



                      Supplement to the Current Prospectus

Effective immediately, the second paragraph in the section entitled "Principal Investment Policies" under the caption "I: Risk Return Summary" is hereby revised as follows:

     The series' assets are allocated among various sectors. A team of MFS investment research analysts selects portfolio securities for the series.



                The date of this Supplement is February 15, 2005.